SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933                       X

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                   X

                      MILLENIUM TAX-FREE INCOME FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
45 ESSEX STREET, MILLBURN, NEW JERSEY                           07041
 (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)                     (ZIP CODE)
                                  973-379-0300
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                 JOHN C. SABO
                           C/O RICKEL SECURITIES, INC.
                                 45 ESSEX STREET
                           MILLBURN, NEW JERSEY 07041
                         (NAME AND ADDRESS OF AGENT FOR SERVICE)
  AS SOON AS PRACTICABLE FOLLOWING EFFECTIVENESS OF THIS REGISTRATION STATEMENT

                 (APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING)

Title of Securities Being Registered..............Class A, B, and C Common Stock

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

                                    FORM N-1A
                      MILLENIUM TAX-FREE INCOME FUND, INC.-
                      CLASS A , CLASS B AND CLASS C SHARES

                             REGISTRATION STATEMENT
                      UNDER THE SECURITIES ACT OF 1933 AND
                    UNDER THE INVESTMENT COMPANY ACT OF 1940.

                              CROSS REFERENCE SHEET

N-1A
ITEM
NO.      PROSPECTUS CAPTION OR PLACEMENT

1        Front Cover
2        Summary (includes expense table)
3        (Not Applicable)
4        Summary; Investment Objective and Policies
5        Special Considerations; Adviser and Distributor; Distribution Plans;
         Purchase of Shares; Summary
5A       (Not Applicable)
6 Summary; Shareholder Inquiries; Dividends and Distributions; Federal Income Taxes; Fund Shares
7        Purchase of Shares; Determining the Price of Shares
8        Redemption of Shares
9        (Not Applicable)

         PART B CAPTION OR PLACEMENT

10       Cover Page
11       Table of Contents
12       (Not Applicable)
13 Fundamental Investment Restrictions; Municipal Obligations; Temporary Investments; Portfolio Transactions
14       Directors and Officers; Directors Compensation Schedule.
15       (Not Applicable)
16 Investment Advisory Services; Custodian; Auditors; Determining the Price of Shares; Distribution of Fund Shares
17       Portfolio Transactions
18       *
19       Determining the Price of Shares; Reduction of Class A Sales Charge
20       *
21       *
22       Performance Data
23       (Not Applicable)
* INCLUDED IN PROSPECTUS

                           PROSPECTUS __________, 1998
                          CLASS A, CLASS B AND CLASS C

                      MILLENIUM TAX-FREE INCOME FUND, INC.

                           C/O RICKEL SECURITIES, INC.
                                 45 ESSEX STREET
                           MILLBURN, NEW JERSEY 07041
                                  973-379-0300

Minimum Investment                          Plans Available
Initial Purchase $5,000                     Automatic Investment Plan
Subsequent Investment $250                  Automatic Withdrawals Plan

                  Millenium Tax-Free Income Fund, Inc. (the "Fund") seeks to provide current income free from federal income tax by investing in debt obligations issued by state and local governments or their agencies or instrumentalities ("municipal obligations"). See "Investment Objectives and Policies."

                  The Fund offers three classes of shares, Class A, B and C, each having different expense levels and sales charges. These alternatives permit you to choose the method of purchasing shares that is most beneficial to you, depending on the amount of the purchase, the length of time you expect to hold the shares and other circumstances.

                  This Prospectus concisely sets forth information about the Class A, Class B and Class C shares for the Fund that prospective investors should know before investing. It should be read carefully and retained for future reference. A Statement of Additional Information dated ______, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy of this Statement and other information about the Fund may be obtained without charge by writing to or calling the Fund at the above address or telephone number.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Summary.....................................................................

Special Considerations......................................................

Investment Objectives and Policies..........................................

Adviser and Distributor.....................................................

Distribution Plans..........................................................

Purchase of Shares..........................................................

Telephone Privilege.........................................................

Redemption of Shares........................................................

Determining the Price of Shares.............................................

Dividends and Distributions.................................................

Federal Income Taxes........................................................

Fund Shares.................................................................

Performance Data............................................................

Shareholder Inquiries.......................................................

Appendix -- Quality Ratings of Debt Securities..............................

Terms and Conditions for a Statement of Intention (Class A Shares Only).....

Expedited Redemption Privilege..............................................

                                     SUMMARY

                  FUND EXPENSES. The following table is intended to assist you in understanding the various costs and expenses that an investor in the Class A, Class B and Class C shares of the Fund will bear directly or indirectly. You can refer to "Adviser and Distributor" and "Purchase of Shares" for more information on transaction and operating expenses of the Fund.

SHAREHOLDER TRANSACTION EXPENSES                                 CLASS A         CLASS B         CLASS C
--------------------------------                                 -------         -------         -------
Maximum sales load imposed on purchases                          4.75%           None            None
Maximum sales load imposed on reinvested
  dividends                                                      None            None            None
Deferred sales load (a declining percentage

  of the lesser of the net asset value of the shares redeemed or the total cost of such shares)

  Redeemed during first year.                                    0.75%*          5.00%           1.00%
  Redeemed during second year                                    None            4.00%           None
  Redeemed during third year                                     None            3.00%           None
  Redeemed during fourth year                                    None            2.00%           None
  Redeemed during fifth year                                     None            1.00%           None
  Redeemed after fifth year                                      None            None            None
  Exchange Fee    None                                           None            None

* On certain Class A Shares purchased without a sales load and redeemed during the first year after purchase, there is a 0.75% deferred sales charge.

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE
NET ASSETS)

Management fees                        0.65%               0.65%           0.65%
12b-1 fees*                            0.25%               1.00%           1.00%
Other expenses**                       0.50%               0.49%           0.49%
                                       -----               -----           -----

Total Fund operating expenses          1.40%               2.14%           2.14%

* The Effect of a Rule 12b-1 plan is that long-term shareholders may pay more than the maximum front-end sales charge permitted under applicable rules of the National Association of Securities Dealers, Inc.
-------------

** Because the Fund has no historical financial data, "Other expenses", as shown in this table and as used in the Example which immediately follows this table, are based on estimated amounts for the fiscal year ending December 31, 1998. Actual Fund expenses may be greater than or less than these amounts.

Example:

                  You would pay the following expenses on a $5,000 investment, assuming a 5% annual return and (except as noted below) redemption at the end of each time period:

                                                  1 YEAR         3 YEARS
                                                  ------         -------
Class A                                           $305           $415

Class B                                           $360           $640

Class B (assuming no redemption at
end of period)                                    $110           $220

Class C                                           $160           $270

Class C (assuming no redemption at
end of period)                                    $110           $220

                  THE 5% RATE USED IN THE EXAMPLE IS ONLY FOR ILLUSTRATION AND IS NOT INTENDED TO BE INDICATIVE OF THE FUTURE PERFORMANCE OF THE FUND, WHICH MAY BE MORE OR LESS THAN THE ASSUMED RATE. FUTURE EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                  FINANCIAL HIGHLIGHTS. As a newly formed company, the Fund does not have historical financial data.

                  THE FUND. Millenium Tax-Free Income Fund, Inc. is an open-end, diversified management investment company incorporated in Maryland in 1998 and is registered under the Investment Company Act of 1940.

                  The Fund offers three classes of shares, Class A, B and C. Class A shares may be purchased at a price equal to their net asset value per share plus a front-end sales charge imposed at the time of purchase. Purchases of $1 million or more of Class A shares may be purchased at net asset value, but are subject to a 0.75% contingent deferred sales charge ("CDSC") on redemptions made within one year of purchase. Class B shares may be purchased at net asset value, with no front-end sales charge, but are subject to a CDSC on most redemptions made within five years of purchase. Class C shares may also be purchased at net asset value but are subject to a CDSC of 1% on redemptions made within one year after purchase. These alternatives permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Each class of shares pays a

Rule 12b-1 distribution fee at an annual rate not to exceed (i) for Class A shares, 0.25% of the Fund's aggregate average daily net assets attributable to the Class A shares and (ii) for Class B and C shares, 1.00% of the Fund's aggregate average daily net assets attributable to such class. The purpose and function of the deferred sales charge and distribution services fee with respect to the Class B and Class C shares is the same as those of the front-end sales charge and distribution services fee with respect to the Class A shares.

                  Each share of the Fund represents an identical interest in the investment portfolio of the Fund. However, shares differ by class in important respects. For example, Class B shares incur higher distribution services fees and bear certain other expenses and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares. Class B shares will automatically convert to Class A shares five years after the end of the calendar month in which the shareholder's order to purchase was accepted, in the circumstances and subject to the qualifications described in this Prospectus. Class C shares, like Class B shares, will also have a higher expense ratio and pay correspondingly lower dividends than Class A shares, as a result of higher distribution services fees and certain other expenses. Unlike Class B shares, Class C shares do not have a conversion feature and therefore will always be subject to higher distribution fees and other expenses than Class A shares. The per share net asset value of the Class B and Class C shares generally will be lower than the per share net asset value of the Class A shares, reflecting the daily expense accruals of additional distribution fees and certain other expenses applicable to Class B and Class C shares. The Board of Directors may offer additional classes of shares in the future and may at any time discontinue the offering of any class of shares. See "Purchase of Shares-Alternative Purchase Arrangements".

                  INVESTMENT OBJECTIVE. The Fund's investment objective is to provide current income free from federal income tax by investing in municipal obligations. The Fund seeks to invest between 50% and 60% of its net assets in municipal fixed income securities rated Aaa by Moody's Investor Service, Inc. ("Moody's") or AAA by Standard & Poor's Corporation ("S&P"), and between 10% and 20% of its net assets in lower-rated investment grade securities (i.e., with ratings of Aa to Baa by Moody's and AA to BBB by S&P). The Fund may invest up to 50% of its net assets in bonds below investment grade. Such securities are speculative and subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds. There is no assurance that the investment objective of the Fund will be achieved. See "Investment Objectives and Policies".

                  INVESTMENT ADVISER AND DISTRIBUTOR. Millenium Advisers, Inc., (the "Adviser") is the investment adviser for the Fund. Rickel Securities, Inc. (the "Distributor") serves as the principal underwriter for the Fund. For more information, see "Adviser and Distributor".

                  PURCHASES, EXCHANGES AND REDEMPTIONS. Initial and subsequent minimum investments in the Class A, B and C shares may be made in amounts equal to $5,000 and $250, respectively. Accounts with a market value of less than $250 caused by shareholder redemptions are redeemable by the Fund. See "Purchase of Shares" and "Redemption of Shares".

                  SHAREHOLDER SERVICES. Questions regarding the Fund or your account may be directed to Millenium Advisers, Inc.
at 1-973-379-0300 or to your sales representative. Written inquiries may be directed to [ADMINISTRATOR]. During drastic market conditions, the Distributor may experience difficulty accepting telephone redemptions or exchanges.

                             SPECIAL CONSIDERATIONS

                  The Fund has only recently been formed, and has no history of operations. The Fund's investment adviser has also recently been formed, and has no prior experience in advising a mutual fund. There can be no assurance that the Fund will achieve its investment objectives. In addition, the Fund may invest up to 50% of its net assets in high yield, high risk obligations. See "High Yield, High Risk Debt Securities" below.

                        INVESTMENT OBJECTIVE AND POLICIES

                  GENERAL. The Fund's investment objective is to provide current income free from federal income tax by investing in municipal obligations. In seeking to achieve this investment objective, the Fund will normally have at least 80% of its net assets invested in municipal obligations. 50% to 60% of its net assets will normally be invested in municipal fixed income securities rated Aaa by Moody's or AAA by S&P, and between 10% and 20% of its net assets will normally be invested in lower-rated investment grade securities (i.e., with ratings of Aa to Baa by Moody's and AA to BBB by S&P). The Fund may invest up to 50% of its net assets in high yield, high risk obligations. See "High Yield, High Risk Debt Securities" below. The average maturity of the Fund's portfolio will vary; however, it is anticipated that a significant portion of the portfolio will be invested in long-term obligations of 20 years or more since such securities generally produce higher yields than shorter-term obligations. A more complete description of bond ratings is contained in the Appendix. The Fund may invest in shares of investment companies primarily investing in short-term municipal obligations, but will not do so if it would cause more than 10% of its total assets to be invested in such shares. Such other investment companies usually have their own management costs or fees and the Fund's Adviser earns its regular fee on such assets.

                  If you are subject to the Federal alternative minimum tax, you should note that the Fund may invest up to 20% of its total assets in municipal obligations issued to finance private activities. The interest from these investments is a tax preference item for purposes of the alternative minimum tax.

                  MUNICIPAL OBLIGATIONS. Municipal obligations are bonds or notes issued by a state or local governmental entity to obtain funds for various public purposes or facilities such as airports, bridges, highways, housing, hospitals, schools, streets, water and sewer systems, mass transit and utility and power facilities. They are also used to refund outstanding obligations or for general operating expenses. In addition, they may be used for the construction or purchase of privately operated facilities deemed to be of public purpose and benefit.

                  The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds are usually payable only out of a specific revenue source rather than from general revenues and ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity.

                  The Fund may invest in municipal bonds and certificates of participation that constitute involvement in lease obligations or installment purchase contract obligations (hereafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, the disposition of the property in the event of foreclosure might prove difficult. The Fund will seek to minimize these risks by not investing more than 10% of its investment assets in lease obligations that contain "non-appropriation" clauses.

                  Yields on municipal obligations are dependent on many factors, including interest rate conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue, if any. The value of outstanding obligations will vary as a result of changing evaluations of the ability of their issuers (or other revenue source) to meet the interest and principal payments, which can also result in rating changes. Such values will also change in response to changes in the interest rates payable on new issues. As discussed below, portfolio values will also change in response to changes in the level of interest rates.

                  Municipal obligations, like other marketable obligations, fluctuate in price. Payments of interest and principal are dependent upon the ability of the issuers (or other revenue source) to meet their obligations. Payments on general obligation bonds are dependent on the tax base of the issuing governmental entity. Payments on revenue bonds, unless guaranteed by a taxing authority, are dependent upon the revenues from a specific project or facility or payments from a private company which operates the facility.

                  The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by the company using or operating the facilities. The most common type of these obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to communities to locate privately operated industrial plants or community facilities such as hospitals, hotels, business or residential complexes, convention halls or sport complexes. Pollution control revenue bonds are issued to provide funding for air, water and solids pollution control systems for privately operated industrial or commercial facilities. Sometimes, the funds for payment of such obligations come solely from revenue generated by operation of the facility. Absent a guarantee by the issuing governmental entity, revenue bonds for private facilities do not represent a pledge of credit, general revenues or taxing powers of the issuing governmental entity and the private company operating the facility is the sole source of payment of the obligation. This type of revenue bond frequently provides a higher rate of return than other municipal obligations but may entail greater risk than an obligation which is guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly those "specified private activity bonds" issued after August 7, 1986. See "Federal Income

Taxes." However, the Fund's management does not believe that these limitations will impair the Fund's ability to purchase or sell bonds in accordance with the Fund's objectives and policies.

                  Subject to the restrictions described below, the Fund's portfolio may be invested in new issue bonds and in bonds whose interest payments are from revenues of similar projects (such as utilities or hospitals) or whose issuers share the same geographic location. As a result, the Fund's portfolio may be more susceptible to similar economic, political or regulatory developments than would a portfolio of bonds with a greater variety of issuers. This may result in greater market fluctuations in the Fund's share price. The Fund may purchase up to 50% of the outstanding debt obligations of an issuer. Some of the securities which the Fund may hold may not have an established market and such lack of liquidity could cause the Fund difficulty at times in selling these securities at favorable prices.

                  The market value of fixed income securities will generally be affected by changes in the level of interest rates. Increases in interest rates tend to reduce the market value of fixed income investments and declines in interest rates tend to increase their value. Moreover, debt issues with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation or depreciation than securities with shorter maturities. Fluctuations in the market value of the Fund's portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in the Fund's net asset value. In addition, the future earning power of an obligor and its ability to service debt may affect the market price of higher yielding debt. The average maturity and the mix of investments of the Fund will vary as the Adviser seeks to provide a high level of income considering the available alternatives in the market. Since interest rates vary with changes in economic, market, political and other conditions, there can be no assurance that historic interest rates are indicative of rates which may prevail in the future. Since the values of securities in the Fund fluctuate depending upon market factors, the credit of the obligor and inversely with current interest rate levels, the net asset value of its shares will fluctuate. Consequently, there can be no assurance that the Fund's objectives can be achieved or that its shareholders will be protected from the risk of loss inherent in security ownership. The Adviser attempts to adjust investments as considered advisable in view of prevailing or anticipated market conditions as perceived by the Adviser. Portfolio securities may be purchased or sold in anticipation of a rise or a decline in interest rates or a change in credit quality.

                  There are market and investment risks with any security and the value of an investment in the Fund will fluctuate over time. Investments in lower rated or non-rated securities, while generally providing greater income and opportunity for gain than investments in higher rated securities, entail greater risk of loss of income and principal. See "High Yield, High Risk Debt Securities" below for a discussion of various risk factors related to high yield, high risk fixed income securities.

                  HIGH YIELD, HIGH RISK DEBT SECURITIES. As discussed above, the Fund may invest up to 50% of its net assets in low rated or unrated securities offering high current income. Such securities will ordinarily be in the lower rating categories of recognized rating agencies, including securities rated BB or lower by S&P or Ba or lower by Moody's or, if unrated, deemed by the Adviser to be of an equivalent rating. These lower-rated securities are considered speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories. Securities rated BB or lower by S&P or Ba or lower by Moody's are below investment grade. A description of the bond ratings of these two services is contained in the Appendix.

                  With respect to that portion of its portfolio which will be invested in lower-rated securities, the Fund seeks to achieve a high yield while reducing relative risk through (a) diversification, (b) credit analysis of the obligors by the Adviser, and (c) monitoring and seeking to anticipate changes and trends in the economy and financial markets that might affect the prices of portfolio securities. The Adviser, while seeking to maximize current yield, will monitor current developments with respect to portfolio securities, potential investments and broad trends in the economy. In some circumstances, defensive strategies may be implemented to preserve or enhance capital at the sacrifice of current yield. There is, however, no assurance that the Fund's objectives will be achieved or that the Fund's approach to risk management will protect the shareholders against loss.

                  The market values of high yield, high risk municipal securities tend to reflect individual developments of the guaranteeing entity underlying the issue to a greater extent than do higher rated securities, which react to a greater extent to fluctuations in the general level of interest rates. Such securities also tend to be more sensitive to economic and industry conditions than are higher rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis regarding individual lower rated bonds or the high yield market, may depress the prices for such securities. Factors such as the aforementioned may adversely impact the market value of high yield, high risk securities and could adversely impact the Fund's net asset value.

                  An economic downturn or significant increase in interest rates is likely to have a negative affect on the high yield, high risk bond market and consequently on the value of these bonds. In an economic downturn, issuers may not have sufficient revenues to meet their principal and interest payment obligations.

                  The risk of loss due to default is significantly greater for the holders of high yield, high risk bonds. The costs associated with recovering principal and interest once a security has defaulted may impact the return to holders of the security. If the Fund experiences unexpectedly large net redemptions, it may be forced to sell such bonds without regard to the investment merits of such sales. This could decrease the Fund's rate of return.

                  The Fund may have difficulty disposing of certain high yield, high risk bonds because there may be a thin trading market for such bonds. Because not all dealers maintain markets in all high yield, high risk bonds, the Fund anticipates that such bonds could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on market price and the Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations or valuations for purposes of valuing the Fund's assets. The Fund has a policy of utilizing a professional pricing service which has experience in pricing such securities which are difficult to price so as to obtain prices reflecting the market as accurately as possible. To the extent that the Fund purchases illiquid or restricted bonds, it may incur special securities registration responsibilities, liabilities and costs, and liquidity and valuation difficulties relating to such bonds.

                  Bonds may be subject to redemption or call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund would be likely to replace the bond with a lower yielding bond, resulting in a decreased return. Zero coupon and pay-in-kind bonds involve special considerations. The market prices of these securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do securities paying interest currently that have similar maturities and credit quality. There is the additional risk that, unlike bonds which pay interest in cash throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities are sold. If the issuer defaults, the Fund may obtain no return at all on its investment. Zero coupon bonds generate interest income before receipt of actual cash payments. In order to distribute such income, the Fund may have to sell portfolio securities under disadvantageous circumstances.

                  RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities, i.e., securities which, if sold, would cause the Fund to be deemed an "underwriter" under the Securities Act of 1933 (the "1933 Act") or which are subject to contractual restrictions on resale. The Fund's policy is to not purchase or hold illiquid securities (which may include restricted securities) if more than 15% of the Fund's net assets would then be illiquid. If at any time more than 15% of the Fund's net assets are illiquid, steps will be taken as soon as practicable to reduce the percentage of illiquid assets to 15% or less.

                  The restricted securities which the Fund may purchase include securities which have not been registered under the 1933 Act but are eligible for purchase and sale pursuant to Rule 144A ("Rule 144A Securities"). This Rule permits certain qualified institutional buyers to trade in privately placed securities even though such securities are not registered under the 1933 Act. If and when the Fund is able to qualify as such under the Rule, the Adviser, under criteria established by the Fund's Board of Directors, will consider whether Rule 144A Securities being purchased or held by the Fund are illiquid and thus subject to the Fund's policy that it will not make an investment causing more than 15% of its net assets to be invested in illiquid securities. In making this determination, the Adviser will consider the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will also be monitored by the Adviser and if, as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, the Fund's holding of illiquid securities will be reviewed to determine what, if any, action is required in light of the policy limiting investments in such securities. Investing in Rule 144A Securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

                  PORTFOLIO TRANSACTIONS. The Adviser is responsible for the placement of portfolio transactions, subject to the supervision of the Board of Directors. The Fund may trade to some degree in securities for the short-term and may sell securities to buy others with greater income or profit potential or when it has realized a profit and the proceeds can be more advantageously utilized. The Fund may also sell a security when the Adviser believes such security will no longer continue to provide a relatively high current yield or involves undue risk, or when the Adviser deems it advisable to take a more defensive position or return to a more aggressive stance. Because of the Fund's policies, the Fund's portfolio turnover rate will vary. A higher portfolio turnover rate could require the payment of larger amounts in brokerage commissions. However, it is anticipated that most securities transactions will be principal transactions, in which no brokerage commissions are incurred. Research services and placement of orders by securities firms for shares of the Fund may be taken into account as a factor in placing portfolio transactions. The Fund estimates that its portfolio turnover rate will generally not exceed 50%.

                  "WHEN ISSUED" SECURITIES. Municipal obligations may at times be purchased or sold on a delayed delivery basis or on a when-issued basis. These transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future. No payment is made until delivery is made which may be up to 60 days after purchase. If delivery of the obligation does not take place, no purchase will result and the transaction will be terminated. Such transactions are considered to involve more risk than immediate cash transactions. As a matter of non-fundamental policy, any investment on a when issued or delayed delivery basis will not be made if such investment would cause more than 5% of the value of the Fund's total assets to be invested in this type of investment.

                  BORROWING. The Fund may borrow money from banks for temporary or emergency purposes in an amount not exceeding 10% of the value of its total assets (excluding the amount borrowed) and may pledge an amount not exceeding 15% of its total assets (excluding the amount borrowed) to secure such borrowing.

                  FUNDAMENTAL AND NON-FUNDAMENTAL POLICIES. The Fund has adopted certain investment restrictions which are described in the Statement of Additional Information. These restrictions and the Fund's investment objectives may not be changed unless authorized by a vote of the shareholders. All other investment policies are non-fundamental and may be changed without shareholder approval.

                             ADVISER AND DISTRIBUTOR

                  Millenium Advisers, Inc. (the "Adviser") whose principal office is at 45 Essex Street, Millburn, New Jersey 07041, serves as the investment adviser of the Fund. The Adviser has been recently formed for the specific purpose of serving as the investment adviser of the Fund, and has not previously served as an investment adviser. Subject to the direction and supervision of the Board of Directors, the Adviser manages the business operations of the Fund. Rickel Securities, Inc. ("the Distributor"), the parent corporation of the Adviser, is a registered broker-dealer specializing in municipal securities which serves as the distributor or principal underwriter of the Fund's shares. John C. Sabo is the Chairman, Chief Executive Officer and majority stockholder of the Distributor.

                  The Fund pays the Adviser a fee at the annual rate of 0.65% on the first $250 million of average net assets, 0.60% on the next $250 million of average net assets and 0.55% on average net assets over $500 million. This fee is higher than that of most municipal bond funds. The Fund also reimburses the Adviser for its costs of providing certain accounting and financial reporting, shareholder services and compliance with state securities laws.

                  ADMINISTRATOR. [DISCUSSION TO COME].

                  The Fund's expenses are accrued daily and are deducted from its total income before dividends are paid. These expenses include, but are not limited to: fees paid to the Adviser and the Administrator; taxes; legal fees; custodian and auditing fees; reimbursement of the costs incurred by the Administrator in providing pricing and accounting services to the Fund; and printing and other miscellaneous expenses paid by the Fund.

                  PORTFOLIO MANAGEMENT. John C. Sabo will be the primary portfolio manager of the Fund. He has been the Chairman, Chief Executive Officer and majority stockholder of the Distributor since its formation in August, 1997, and has been President of the Adviser since its formation in December, 1997. Until August, 1997, he served as President (1995-1997) and Executive Vice President of Rickel & Associates, Inc., a registered broker-dealer specializing in municipal securities.

                  The Distributor is reimbursed by the Fund for some of its distribution expenses through Distribution Plans which have been adopted with respect to Class A, Class B and Class C shares and approved by the Fund's Board of Directors in accordance with Rule 12b-1 under the Investment Company Act of 1940. See "Distribution Plans" below for more detail.

                               DISTRIBUTION PLANS

                  The Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A, Class B and Class C shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Rule 12b-1 regulates the manner in which a mutual fund may assume costs of distributing and promoting the sale of its shares.

                  Payments under the Class A Distribution Plan are limited to an annual rate of 0.25% of the average daily net asset value of the Class A shares. Such payments are made to reimburse the Distributor for the fees it pays to its salespersons and other firms for selling Fund shares, servicing shareholders and maintaining shareholder accounts. Where a commission is paid for purchases of $1 million or more of Class A shares and as long as the limits of the distribution plan have not been reached, such payment is also made from 12b-1 distribution fees received from the Fund. Normally, such fees are at the annual rate of 0.25% of the average net asset value of the accounts serviced and maintained on the books of the Fund. Payments under the Class A Distribution Plan may also be used to reimburse the Distributor for other distribution costs (excluding overhead) not covered in any year by any portion of the sales charges the Distributor retains. See "Purchase of Shares."

                  Payments under the Class B Distribution Plan are limited to an annual rate of 1% of the average daily net asset value of the Class B shares. In accordance with current applicable rules, such payments are also limited to 6.25% of gross sales of Class B shares plus interest at 1% over the prime rate on any unpaid amounts. The Distributor pays broker/dealers up to 4% in commissions on new sales of Class B shares. Up to an annual rate of 0.75% of the average daily net assets is used to reimburse the Distributor for these commission payments. Most or all of such commissions are reallowed to salespersons and to firms responsible for such sales. No commissions are paid by the

Fund with respect to sales by the Distributor to officers, directors and full-time employees of the Fund, the Distributor or the Adviser. Up to 0.25% of average net assets is used to reimburse the Distributor for the payment of service and maintenance fees to its salespersons and other firms for shareholder servicing and maintenance of shareholder accounts.

                  If, due to the foregoing payment limitations, the Fund is unable to pay the Distributor the 4% commission on new sales of Class B shares, the Distributor intends, but is not obligated, to accept new orders for shares and pay commissions in excess of the payments it receives from the Fund. The Distributor intends to seek full payment from the Fund of any excess amounts with interest at 1% over the prime rate at such future date when and to the extent such payments on new sales would not be in excess of the limitations. The Fund is not obligated to make such payments; the amount (if any), timing and condition of any such payments are solely within the discretion of the directors of the Fund who are not interested persons of the Distributor or the Fund and have no direct or indirect financial interest in the Class B Distribution Plan (the "Independent Directors"). If the Class B Distribution Plan is terminated, the Distributor will ask the Independent Directors to take whatever action they deem appropriate with regard to the payment of any excess amounts.

                  Payments under the Class C Distribution Plan are also limited to an annual rate of 1% of the average daily net asset value of the Class C shares, and are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan. The entire amount of payments may be used to reimburse the Distributor for the payments of an initial commission and service and maintenance fees to its salespersons and other firms for selling new Class C shares, shareholder servicing and maintenance of shareholder accounts.

                  In addition, to the extent that any investment advisory fees paid by the Fund may be deemed to be indirectly financing any activity which is primarily intended to result in the sale of Fund shares within the meaning of Rule 12b-1, the Plans authorize the payment of such fees.

                  Each of the Distribution Plans may be terminated at any time by vote of the Independent Directors or by vote of a majority of the outstanding voting shares of the respective class. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.

                  As described above, dealers or others may receive different levels of compensation depending on which class of shares they sell. The Distributor may make expense reimbursements for special training of a dealer's registered representatives, advertising or equipment, or to defray the expenses of dealer meetings. Any such amounts may be paid by the Distributor from the fees it receives under the Class A, Class B and Class C Distribution Plans.

                  In addition, the Distributor may, from time to time, pay additional cash compensation or other promotional incentives to authorized dealers or agents that sell shares of the Fund. In some instances such cash compensation or other incentives may be offered only to certain dealers or agents who employ registered representatives who have sold or may sell significant amounts of shares of the Fund during a specified period of time.

                  Shares of the Fund may also be sold through banks or bank-affiliated dealers. Any determination that such banks or bank-affiliated dealers are prohibited from selling shares of the

Fund under the Glass-Steagall Act would have no material adverse effects on the Fund. State securities laws may require such firms to be licensed as securities dealers in order to sell shares of the Fund.

                               PURCHASE OF SHARES

                  GENERAL. You can purchase Class A, Class B or Class C shares of the Fund from any dealer or other person having a sales agreement with the Distributor.

                  There are three ways to make an initial investment in the Fund. One way is to fill out the Application Form included in this Prospectus and mail it to [THE ADMINISTRATOR] at the address on the Form. The dealer must also sign the Form. Your dealer or sales representative will help you fill out the Form. You should enclose a check (minimum $5,000) payable as indicated on the Form. All purchases made by check should be in U.S. dollars and made payable to The Millenium Tax-Free Income Fund, Inc., or in the case of a retirement account, the custodian or trustee. Third party checks will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

                  Another way to make an initial investment is to have your dealer order and pay for the shares. In this case, you must pay your dealer. The dealer can order the shares from the Distributor by telephone or wire. You can also use this method for additional investments of at least $1,000.

                  The third way to purchase shares is by wire. Shares may be purchased at any time by wiring federal funds directly to [ADMINISTRATOR]. Prior to an initial investment by wire, the shareholder should telephone Rickel Securities, Inc. at 973-379-0300 to advise them of the investment and class of shares and to obtain an account number and instructions. A completed Plan Adoption Agreement or Application Form should be mailed to [ADMINISTRATOR] after the initial wire purchase. To assure proper credit, the wire instructions should be made as follows:

                      [ADMINISTRATOR
                      Attn.: Mutual Fund Services
                      MILLENIUM TAX-FREE INCOME FUND, INC.
                      Shareholder Name,
                      Shareholder Account Number,
                      Federal Routing Number___________,
                      DDA Number __________

                  After your initial investment, you can make additional investments of at least $250. Simply mail a check payable to "The Millenium Tax-Free Income Fund, Inc." to [ADMINISTRATOR]. The check should be accompanied by a form which [ADMINISTRATOR] will provide after each purchase. If you do not have a form, you should tell [ADMINISTRATOR] that you want to invest the check in shares of the Fund. If you know your account number, you should also give it to [ADMINISTRATOR].

                  The Fund does not issue certificates for Class A, Class B or Class C shares. Instead, shares purchased are automatically credited to an account maintained for you on the books of the

Fund by [ADMINISTRATOR]. You receive a statement showing the details of the transaction and any other transactions you had during the current year each time you add to or withdraw from your account.

                  ALTERNATIVE PURCHASE ARRANGEMENTS. The Fund offers three classes of shares. With certain exceptions described below, Class A shares are sold with a front-end sales charge at the time of purchase and are not subject to a sales charge when they are redeemed. Class B shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge if they are redeemed within five years after purchase. Class B shares will automatically convert to Class A shares at the end of five years after the end of the calendar month in which the shareholder's order to purchase was accepted. Class C shares are purchased at their net asset value per share without the imposition of a front-end sales charge but are subject to a 1% deferred sales charge if redeemed within one year after purchase and do not have a conversion feature.

                  Depending on the amount of the purchase and the anticipated length of time of investment, investors may choose to purchase one class of shares rather than another. Investors who would rather pay the entire cost of distribution at the time of investment, rather than spreading such cost over time, might consider Class A shares. Other investors might consider Class B or Class C shares, in which case 100% of the purchase price is invested immediately. Class C shares may be more appropriate for the short-term investor. The Fund will not accept any purchase of Class C shares when Class A shares may be purchased at net asset value. See also "Distribution Plans" for more information.

                  CLASS A SHARES. Class A shares are sold at their net asset value plus a sales charge. The amounts of the sales charges are shown in the following table.

                                                                 CUSTOMARY
                                                CHARGE AS       CONCESSION TO
                              SALES CHARGE     APPROXIMATE     YOUR DEALER AS
                              AS PERCENTAGE    PERCENTAGE        PERCENTAGE
                              OF OFFERING      OF AMOUNT         OF OFFERING
AMOUNT OF PURCHASE             PRICE            INVESTED           PRICE
------------------             -----            --------           -----
$99,999 or less                 4 3/4%            5.0%               4%
$100,000 to $249,999            3 1/2%            3.6%               3%
$250,000 to $499,999            2 1/2%            2.6%               2%
$500,000 to $749,999            2%                2.0%             1 3/4%
$750,000 to $999,999            1%                1.0%           3/4 of 1%
$1,000,000 or more              0%                0.0%               0%

* On purchase of $1 million or more, the investor pays no front-end sales charge but a contingent deferred sales charge of 0.75% may be imposed if shares are redeemed within the first year after purchase. The Distributor may pay the financial service firm a commission during the first year after purchase at an annual rate as follows:

PURCHASE AMOUNT                                      COMMISSION
---------------                                      ----------
First $3,000,000                                        .75%
Next $2,000,000                                         .50%
Over $5,000,000                                         .25%

Where a commission is paid for purchases of $1 million or more, such payment will be made from 12b-1 distribution fees received from the Fund and, in cases where the limits of the distribution plan in any year have been reached, from the Distributor's own resources.

                  There are a number of ways to reduce the sales charge on the purchase of Class A shares, as set forth below.

                  (i) Family Purchases: Purchases made by an individual, such individual's spouse and children under 21 are combined and treated as a purchase of a single person.

                  (ii) Group Purchases: The purchases of an organized group, whether or not incorporated, are combined and treated as the purchase of a single person. The organization must have been organized for a purpose other than to purchase shares of mutual funds.

                  (iii) Purchases under a Statement of Intention: By executing the "Statement of Intention" included in the Application Form at the back of the Prospectus, purchases of Class A shares of $100,000 or more made over a 13-month period may be made at the applicable price for the aggregate shares actually purchased during the period. Please see "Terms and Conditions" at back of this prospectus.

                  (iv) Rights of Accumulation: If you notify your dealer or the Distributor, you may include the Class A shares you already own (valued at maximum offering price) in calculating the price applicable to your current purchase.

                  (v) Sales at Net Asset Value: The sales charge will not apply to: (1) Class A shares purchased through the automatic reinvestment of dividends and distributions (see "Dividends and Distributions"); (2) Class A shares purchased by directors, officers and employees of any fund for which the Adviser acts as investment adviser or officers and employees of the Adviser or Distributor, including former directors and officers and any spouse, child, parent, grandparent, brother or sister ("immediate family members") of all of the foregoing, and any employee benefit or payroll deduction plan established by or for such persons; (3) Class A shares purchased by any registered representatives, principals and employees (and any immediate family member) of securities dealers having a sales agreement with the Distributor; (4) initial purchases of Class A shares totaling at least $250,000 but less than $5,000,000, made at any one time by banks, trust companies and other financial institutions on behalf of one or more clients for which such institution acts in a fiduciary capacity; (5) Class A shares purchased by any single account covering a minimum of 250 participants (this 250 participant minimum may be waived for certain fee based mutual fund marketplace programs) and representing a defined benefit plan, defined contribution plan, cash or deferred plan qualified under 401(a) or 401(k) of the Internal Revenue Code or a plan established under section 403(b), 457 or 501(c)(9) of such Code or "rabbi trusts"; (6) Class A shares purchased by persons participating in a "wrap account" or similar fee-based program sponsored and maintained by a registered broker-dealer approved by the Fund's Distributor or by investment advisers of financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such adviser or financial planner on the books of the broker or agent; and (7) Class A shares amounting to less than $5,000,000 purchased by any state, county, city, department, authority or similar agency. The Fund may also issue Class A shares at net asset value incident to a merger with or acquisition of assets of an investment company.

                  CLASS B SHARES. Class B shares are offered at net asset value, without a front-end sales charge. The Fund imposes a deferred sales charge of 5% on shares redeemed during the first year after purchase, 4% on shares redeemed during the second year after purchase, 3% on shares redeemed during the third year after purchase, 2% on shares redeemed during the fourth year after purchase, and 1% on shares redeemed during the fifth year after purchase. Class B shares will be subject to a maximum Rule 12b-1 fee at the annual rate of 1% of the class's average daily net asset value.

                  Class B shares that have been outstanding for five years will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. Because the net asset value per share of the Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or less Class A shares than the number of Class B shares converted. The Fund intends to seek a private Internal Revenue Service ruling that such a conversion will not constitute a taxable event under the federal income tax law. In the event that this is not or ceases to be the case, the Board of Directors will consider what action, if any, is appropriate and in the best interests of the Class B shareholders.

                  CLASS C SHARES. Class C Shares are offered at net asset value without a sales charge at the time of purchase. Class C shares redeemed within one year of purchase will be subject to a 1% charge upon redemption. Class C shares do not have a conversion feature. The Fund will not accept any purchases of Class C shares when Class A shares may be purchased at net asset value. The Distributor will pay a commission to the firm responsible for the sale of Class C shares. No other fees will be paid by the Distributor during the one-year period following purchase. The Distributor will be reimbursed for the commission paid from 12b-1 fees paid by the Fund during the one-year period. If Class C shares are redeemed within the one-year period after purchase, the 1% redemption charge will be paid to the Distributor. After Class C shares have been outstanding for more than one year, the Distributor will make quarterly payments to the firm responsible for the sale of the shares in amounts equal to 0.75% of the annual average daily net asset value of such shares for sales fees and 0.25% of the annual average daily net asset value of such shares for service and maintenance fees.

                  CONTINGENT DEFERRED SALES CHARGES. Any contingent deferred sales charge imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (i) the net asset value of the shares redeemed or (ii) the original cost of such shares. No contingent deferred sales charge is imposed when you redeem amounts derived from (a) increases in the value of shares above the net cost of such shares or (b) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions. Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

                  The contingent deferred sales charge (CDSC) on Class A, B and C Shares that are subject to CDSC will be waived if the redemption relates to the following; (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including registered joint owner) occurring after the purchase of the shares being redeemed; (b) in the event of the death of the shareholder (including a registered joint owner); (c) for redemptions made pursuant to an automatic withdrawal plan in an amount, on an annual basis, up to 12% of the value of the account at the time the shareholder elects to participate in the automatic withdrawal plan; (d) for redemptions from a qualified retirement plan or IRA that constitute a tax-free return of contributions to avoid tax penalty; (e) on redemptions of shares sold to directors, officers and employees of any fund for which the Adviser acts as investment adviser or officers and employees of the Adviser or Distributor including former directors and officers and immediate family members of all of the foregoing, and any employee benefit or payroll deduction plan established by or for such persons; and (f) on redemptions pursuant to the right of the Fund to liquidate a shareholder's account if the aggregate net asset value of the shares held in such account falls below an established minimum amount.

                  AUTOMATIC INVESTMENT PLAN. Shareholders may arrange for automatic monthly investing whereby [ADMINISTRATOR] will be authorized to initiate a debit to the shareholder's bank account of a specific amount (minimum $250) each month which will be used to purchase Fund shares. For institutions that are members of the Automated Clearing House system (ACH), such purchases can be processed electronically on any day of the month between the 3rd and 28th day of each month. After each automatic investment, the shareholder will receive a transaction confirmation and the debit should be reflected on the shareholder's next bank statement. The plan may be terminated at any time by the shareholder. If you desire to utilize this plan, you may use the appropriate designation on the Application Form.

                               TELEPHONE PRIVILEGE

                  Unless you have provided in your application that the telephone privilege is not to be available, the telephone privilege is automatically available under certain circumstances for exchanging shares and for redeeming shares. By exercising the telephone privilege to sell or exchange shares, you agree that the Fund shall not be liable for following telephone instructions reasonably believed to be genuine. Reasonable procedures will be employed to confirm that such instructions are genuine and if not employed, the Fund may be liable for unauthorized instructions. Such procedures will include a request for personal identification (account or social security number) and tape recording of the instructions. You should be aware that during unusual market conditions we may have difficulty in accepting telephone requests in which case you should contact us by mail. See "Redemption of Shares -- Expedited Redemption Privilege".

                              REDEMPTION OF SHARES

                  GENERAL. You can redeem, or sell back to the Fund, all or part of your shares at any time. You can do this by sending a written request to [ADMINISTRATOR] indicating how many of your shares or what dollar amount you want to redeem. If more than one person owns the shares to be redeemed, all of them must sign the request. The signatures on the request must correspond to the account from which the shares are being redeemed.

                  Sometimes [ADMINISTRATOR] needs more documents to verify authority to make a redemption. This usually happens when the owner is a corporation, partnership or fiduciary (such as a trustee or the executor of an estate) or if the person making the request is not the registered owner of the shares. If shares to be redeemed are represented by a certificate, the certificate, signed by the owner or owners, must be sent to [ADMINISTRATOR] with the request.

                  For the protection of all shareholders, the Fund also requires that signatures appearing on a redemption request where the proceeds would be more than $50,000 must be guaranteed by a bank, credit union, savings association, securities exchange, broker, dealer or other guarantor institution. A signature guarantee is also required in the event that any modification to the investor's application is made after the account is established, including the selection of the Expedited Redemption Privilege. In some situations such as where corporations, trust or estates are involved, additional documents may be necessary to effect the redemption. The transfer agent may reject a request from any of the foregoing eligible guarantors, if such guarantor does not satisfy the transfer agent's written standards or procedures or if such guarantor is not a member or participant of a signature guarantee program. A signature guarantee on redemption requests where the proceeds would be $50,000 or less is not required, provided that such proceeds are being sent to the address of record and, in order to ensure authenticity of an address change, such address of record has not been changed within the last 30 days. All notifications of address changes must be in writing.

                  Redemption proceeds are normally paid to you within seven days after [ADMINISTRATOR] receives your proper redemption request. Payment for redemptions can be suspended under certain emergency conditions determined by the Securities and Exchange Commission or if the New York Stock Exchange is closed for other than customary or holiday closings. If any of the shares redeemed were just bought by you, payment to you may be delayed until your purchase check has cleared (which usually takes up to 15 days from the purchase date). You can avoid any such redemption delay by paying for your shares with a certified or cashier's check or by bank wire or federal funds.

                  Redemptions are ordinarily paid to you in cash. However, the Fund's Board of Directors is authorized to decide that conditions exist making cash payments undesirable. If the Board should decide to make payment in other than cash, redemptions could be paid in securities, valued at the value used in computing the Fund's net asset value. There would be brokerage costs incurred by the shareholder in selling such redemption proceeds. We must, however, redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value, whichever is smaller, during any 90-day period for any one shareholder.

                  EXPEDITED REDEMPTION PRIVILEGE. Investors with accounts other than prototype retirement plans and IRAs may designate on the Expedited Redemption Privilege Form (included in this prospectus) an account with any commercial bank and have the cash proceeds from the redemption sent, by either wire or electronically through the Automated Clearing House system (ACH), to a pre-designated bank account. [ADMINISTRATOR] will accept instructions to redeem shares and make payment to a pre-designated commercial bank account by (a) written request signed by the registered shareholder, (b) telephone request by any Qualified Dealer to Rickel Securities, Inc. (973-379-0300), and (c) by facsimile request by the shareholder to [ADMINISTRATOR]. At the time of redemption, the shareholder must request that federal funds be wired or transferred by ACH to the bank account designated on the application. The redemption proceeds under this procedure may not be directed to a savings bank, savings and loan or credit union account except by arrangement with its correspondent bank or unless such institution is a member of the Federal Reserve System. The Distributor, in its discretion, may limit the amount that may be redeemed by a shareholder in any single day under the Expedited Redemption Privilege to $25,000. There is a $5 charge by [ADMINISTRATOR] for wire service, and receiving banks may also charge for this service. Payment by ACH will usually arrive at your bank two banking days after your call. Payments by wire is usually credited to your bank account on the next business day after your call. The Expedited Redemption Privilege may be terminated, modified or suspended by the Fund at any time. See "Telephone Privilege".

                  The name of the registered shareholder and corresponding Fund account number must be supplied. The Expedited Redemption Privilege Form provides for the appropriate information concerning the commercial bank and account number. Changes in ownership, account number (including the identity of your bank) or authorized signatories of the pre-designated account may be made by written notice to [ADMINISTRATOR] with your signature and those of new owners or signers on the account guaranteed by a commercial bank or trust company. Additional documentation may be required to change the designated account where shares are held by a corporation, partnership, executor, administrator, trustee or guardian.

                  BY TELEPHONE. You can redeem shares by telephone and receive a check by mail, but please keep in mind:

                  The check can only be issued for up to $25,000;
                  The check can only be issued to the registered owner (who must be an individual);
                  The check can only be sent to the address of record; and your current address of record must have been on file for 30 days.

                  AUTOMATIC WITHDRAWALS PLAN. Under the Automatic Withdrawals Plan, you can indicate to [ADMINISTRATOR] how many dollars you would like to receive each month or each quarter. Your account must have a value of at least $10,000 to start a plan. Shares are redeemed so that you will receive the payment you have requested approximately on the 25th day of the month. Withdrawals involve redemption of shares and may produce gain or loss for income tax purposes. If you utilize this program using Class B or Class C shares, any applicable contingent deferred sales charges will be imposed on such shares redeemed. Purchase of additional shares concurrent with withdrawals may be disadvantageous to you because of tax and sales load consequences. If the amount you withdraw exceeds the dividends on your shares, your account will suffer depletion. Your Automatic Withdrawals Plan may be terminated by you at any time without charge or penalty. The Fund reserves the right to terminate or modify the Automatic Withdrawals Plan at any time. Call or write the Fund if you want further information on the Automatic Withdrawals Plan.

                  INVOLUNTARY REDEMPTIONS. To relieve the Fund of the cost of maintaining uneconomical accounts, the Fund may effect the redemption of shares at net asset value in any account if the account, due to shareholder redemptions, has a value of less than $250. At least 60 days prior to such involuntary redemption, the Fund will mail a notice to the shareholder so that an additional purchase may be effected to avoid such redemption.

                  SUBSEQUENT REPURCHASES. After some of or all your shares are redeemed or repurchased, you may decide to put back all or part of your proceeds into the same Class of the Fund's shares. Any such shares will be issued without sales charge at the net asset value next determined after you have returned the amount of your proceeds. In addition, any CDSC assessed on Class B or Class C shares will be returned to the account. Class B or Class C shares will be deemed to have been purchased on the original purchase date for purposes of calculating the CDSC and conversion period. This can be done by sending the Fund or the Distributor a letter, together with a check for the reinstatement amount. The letter must be received, together with the payment, within 30 days after the redemption or repurchase. You can only use this privilege once.

                        DETERMINING THE PRICE OF SHARES.

                  The net asset value per share of each class is determined daily by dividing the total value of investments and other assets, less any liabilities, by the number of total outstanding shares. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. (Pricing services generally take into account institutional size trading in similar groups of securities). Securities not priced in this manner will be priced at the last published sales price if traded on that day and, if not traded, at the mean between the most recent quoted bid and asked prices provided by investment dealers. The pricing service and valuation procedures are reviewed and subject to approval by the Board of Directors. Short-term securities maturing in 60 days or less will be valued at amortized cost (unless the Board of Directors determines that amortized cost would not represent a fair value). If there is a material difference in the market value and amortized cost value of short-term securities, market value will be used. Assets for which there are no quotations available will be valued at a fair value as determined by or at the direction of the Board of Directors.

                  The net asset value per share is determined as of the earlier of the close of the exchange or 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open. The price per share for purchases or redemptions made directly through [ADMINISTRATOR] normally is such value next computed after [ADMINISTRATOR] receives the purchase order or redemption request. If the purchase order or redemption request is placed with your dealer, then the applicable price is normally computed as of 4:00 p.m. Eastern Time on the day the dealer receives the order, provided that the dealer receives the order before 4:00 p.m. Eastern Time. Otherwise, the applicable price is the next determined net asset value. It is the responsibility of your dealer to promptly forward purchase and redemption orders to the Distributor. Note that in the case of redemptions and repurchases of shares owned by corporations, trusts or estates, [ADMINISTRATOR] may require additional documents to effect the redemption and the applicable price will be determined as of the close of the next computation following the receipt of the required documentation or outstanding certificates. See "Redemption of Shares."

                          DIVIDENDS AND DISTRIBUTIONS.

                  Income dividends are declared and distributed monthly and distributions of net realized capital gains, if any, will normally be paid annually. To provide stable distributions for its shareholders, the Fund at times may continue to pay distributions based on expectations of future investment results even though, as a result of temporary market conditions or other factors, the Fund may have failed to achieve projected investment results for a given period. In such cases, the Fund's distributions may include a return of capital to shareholders. Shareholders who reinvest their distributions are largely unaffected by such returns of capital. In the case of shareholders who do not reinvest, a return of capital is equivalent to a partial redemption of the shareholder's investment. Because Class B and Class C shares incur higher distribution services fees and bear certain other expenses, such shares will have a higher expense ratio and will pay correspondingly lower dividends than Class A shares.

                  You will receive quarterly confirmation statements for dividends declared and shares purchased through reinvestment of dividends. Dividends declared in December to shareholders of record in December, and paid by the end of January of the subsequent year will be treated as received by the shareholder in the earlier year. You will receive confirmations after each purchase other than through dividend reinvestment, and after each redemption. Information concerning distributions will be mailed to shareholders annually. Distributions will be classified in terms of non-taxable return of capital, federal tax-exempt income and taxable income. Since some states may not tax their residents on the portion of the Fund's distributions representing income from governmental entities in such states, information about state sources of tax-exempt distributions will also be reported annually.

                  Shareholders have the option to receive all dividends and distributions in cash, to have all dividends and distributions reinvested, or to have income dividends and short-term capital gain distributions paid in cash and long-term capital gain distributions reinvested. Reinvestment of all dividends and distributions is automatic for accounts utilizing the Automatic Withdrawal Plan. The reinvestment of dividends and distributions is made at net asset value (without any initial or contingent deferred sales charge) on the dividend payment date. Upon receipt of the second dividend check which has been returned as undeliverable, undelivered dividends will be invested in additional shares at the current net asset value and the account designated as a dividend reinvestment account.

                              FEDERAL INCOME TAXES

                  This section is not intended to be a full discussion of all the aspects of the federal income tax law and its effects on the Fund and its shareholders. Shareholders may be subject to state and local taxes on distributions. Each investor should consult his or her own tax adviser regarding the effects of federal, state and local tax laws on an investment in the Fund.

                  The Fund intends to qualify as a regulated investment company under the Internal Revenue Code (the "Code") and, if so qualified, will not be liable for federal income tax to the extent its earnings are distributed. If, for any calendar year, the required distribution of the Fund exceeds the amount distributed, an excise tax equal to 4% of the excess will be imposed on the Fund. The Fund intends to make distributions during each calendar year sufficient to prevent imposition of the excise tax.

                  Dividends paid to shareholders from interest earned by the Fund from municipal obligations and from exempt interest dividends received by the Fund from investment companies investing in tax-exempt securities are not includible in a shareholder's gross income for federal income tax purposes, although a portion of such dividends may be subject to the alternative minimum tax as discussed below. Distributions of net interest income derived from other sources, if any, and of net short-term capital gains realized by the Fund will be taxable to shareholders as ordinary income. Net long-term capital gain distributions, if any, will be taxable to shareholders as long-term capital gain regardless of how long the shares of the Fund have been held. Distributions will be treated the same for tax purposes whether received in cash or in additional shares of the Fund.

                  Interest paid on "specified private activity bonds" issued after August 7, 1986, as defined in the Code, although exempt from federal income tax, will constitute a tax preference item for purposes of both the individual and the corporate alternative minimum tax. If the Fund were to own any such bonds, it is expected that a portion of the exempt income distributed by the Fund would be treated as a preference item for shareholders based upon the proportionate share of the interest from the specified private activity bonds received by the Fund. In the case of a corporate shareholder, the alternative minimum tax base may also include a portion of all the other tax-exempt income. Corporate shareholders are advised to consult their own tax advisers with respect to the corporate alternative minimum tax.

                  A gain or loss for tax purposes may be realized on the redemption of shares. If a shareholder realizes a loss on the sale of any shares held for six months or less and during such period the shareholder received any exempt-interest dividends, then such loss is disallowed to the extent of the amount of the exempt-interest dividends. If a shareholder realizes a loss on the sale of any shares held for six months or less and during such period the shareholder received any capital gains dividends, then such loss (to the extent it is allowed) is treated as a long-term capital loss to the extent of such capital gain dividends. Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes. Dividends declared in the last calendar month to shareholders of record in such month and paid by the end of the following January are treated as received by the shareholder in the year in which they are declared.

                  The Fund may not be an appropriate investment vehicle for entities which are "substantial users" (or "related persons" thereto) of facilities financed by "industrial development bonds" as such terms are defined in the Internal Revenue Code. Such entities (or persons) should consult their own tax advisers before investing.

                                   FUND SHARES

                  Shares issued by the Fund are currently divided into three classes: Class A, Class B and Class C shares. The Board of Directors may offer additional classes in the future and may at any time discontinue the offering of any class of shares. Each share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights and are freely transferable. Each share of the Fund represents an interest in the assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions as any other shares except that (i) each dollar of net asset value per share is entitled to one vote irrespective of the class or subclass thereof, (ii) the expenses related to a particular class, such as those related to the distribution of each class and the transfer agency expenses of each class, are borne solely by each such class and (iii) each class of shares votes separately with respect to provisions of the Rule 12b-1 Distribution Plan which pertains to a particular class and other matters for which separate class voting is appropriate under applicable law. Each fractional share has the same rights, in proportion, as a full share. Shares do not have cumulative voting rights; therefore, the holders of more than 50% of the voting power of the Fund can elect all of the directors of the Fund. Due to the differing expenses of the classes, dividends of Class B and Class C shares are likely to be lower than for Class A shares.

                  In accordance with Maryland law and the Fund's By-laws, the Fund does not hold regular annual shareholder meetings. Shareholder meetings are held when they are required under the Investment Company Act of 1940 or when otherwise called for special purposes. Special shareholder meetings may be called upon the written request of shareholders holding at least 10% of the outstanding shares of the Fund.

                                PERFORMANCE DATA

                  From time to time, the Fund may advertise information regarding its performance. Such information may consist of "yield," "total return," "taxable equivalent yield," "distribution rate," "annualized current distribution rate" and "tax equivalent distribution rate." Each of these performance figures will be based upon historical results and will not be intended to indicate future performance, and, except for "distribution rate," "annualized current distribution rate" and "tax equivalent distribution rate" is standardized in accordance with regulations of the Securities and Exchange Commission ("SEC"). All such performance will be calculated separately for each class of shares.

                  "Yield" is computed by dividing the net investment income per share (as defined in applicable SEC regulations) during a specified 30-day period by the maximum offering price per share on the last day of such period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one-year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

                  "Taxable Equivalent Yield". The yield necessary from a taxable investment, which on an after-tax basis is equal to the yield of a tax free investment, based on the maximum federal income tax bracket for a given period.

                  "Distribution rate" is determined by dividing the income dividends per share for a stated period by the net asset value per share on the last day of such period. "Tax equivalent distribution rate" is computed by dividing the portion of the Fund's distribution rate (determined as described above) which is tax-exempt, by one minus the stated federal income tax rate, and adding to the resulting amount that portion, if any, of the distribution rate which is not tax-exempt. All distribution rates published are measures of the level of income dividends distributed during a specified period. Thus, such rates differ from yield (which measures income actually earned by the Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of the Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

                  "Average annual total return" refers to the Fund's average annual compounded rate of return over a stated period that would equate an initial amount invested at the beginning of the period to the ending redeemable value of the investment. In the event the Fund advertises its total return, the stated periods will generally be one year, five years and ten years, but the Fund may also advertise total return for longer or shorter periods, including the life of the Fund. The computation of total return assumes reinvestment of all dividends and distributions, and deduction of all charges and expenses.

                  The Fund may also quote average annual total return and total return on net asset value. Such data will be calculated substantially as described above except that sales charges will not be deducted.

                  The Fund may quote information from publications such as The Wall Street Journal, Money Magazine, Forbes, Barron's, Newsweek, Chicago Tribune, The New York Times, U.S. News and World Report, USA Today, Fortune, Investors Business Daily, Financial World, Smart Money, No-Load Fund Investor and Kiplinger's and may cite information from Morningstar, Value Line or the Investment Company Institute. The Fund may compare its performance to the performance of mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc., two widely recognized independent mutual fund reporting services.

                  Please remember that performance information is based upon historical results and is not necessarily indicative of future performance.

                  The Fund's Annual Reports will contain additional performance information and will be made available upon request and without charge.

                              SHAREHOLDER INQUIRIES

                  Shareholder inquiries should be directed to Rickel Securities, Inc., by writing to [ADMINISTRATOR] or by calling 973-379-0300.

                                    APPENDIX
                       QUALITY RATINGS OF DEBT SECURITIES

MOODY'S MUNICIPAL AND CORPORATE BOND RATINGS

                  Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

                  Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than Aaa securities.

                  A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade-obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any longer period of time may be small.

                  Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                  Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S CORPORATE BOND RATINGS

                  AAA -- Debt rated `AAA' has the highest rating assigned by Standard and Poor's. Capacity to pay interest and repay principal is extremely strong.

                  AA -- Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

                  A -- Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                  BBB -- Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                  BB -- Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB' rating.

                  B -- Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB' rating.

                  CCC -- Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B' rating.

                  CC -- The rating `CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied `CCC' rating.

                  C -- The rating `C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied `CCC' debt rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                  CI -- The rating 'CI' is reserved for income bonds on which no interest is being paid.

                  D -- Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S MUNICIPAL NOTE RATINGS

                  MIG 1 -- The best quality, with strong protection provided by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  MIG 2 -- High quality, with margins of protection ample although not so large as in the preceding group.

                  MIG 3 -- Favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

STANDARD & POOR'S MUNICIPAL NOTE RATINGS

                  SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a (+) designation.

                  SP-2 -- Satisfactory capacity to pay principal and interest.

                  SP-3 -- Speculative capacity to pay principal and interest.

MOODY'S COMMERCIAL PAPER RATINGS

                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime-1 (superior capacity), Prime-2 (strong capacity) and Prime-3 (acceptable capacity). In assigning ratings to an issuer which represents that its commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

                  The S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from 'A' for the highest quality to `D' for the lowest. Issues assigned an 'A' rating are regarded as having the greatest capacity for timely payment. Within the 'A' category, the numbers 1, 2 and 3 indicate relative degrees of safety. The addition of a plus sign to the category A-1 denotes that the issue is determined to possess overwhelming safety characteristics.

TERMS AND CONDITIONS FOR A STATEMENT OF INTENTION (CLASS A SHARES ONLY)

TERMS OF ESCROW:

         1. Out of my initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified in this Statement will be held in escrow by [ADMINISTRATOR] in the form of shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in my name. For example, if the minimum amount specified under this statement is $100,000 and the public offering price applicable to transactions of $100,000 is $10 a share, 500 shares (with a value of $5,000) would be held in escrow.

         2. If my total purchases are at least equal to the intended purchases, the shares in escrow will be delivered to me or to my order.

         3. If my total purchases are less than the intended purchases, I will remit to Rickel Securities, Inc. the difference in the dollar amount of sales charge actually paid by me and the sales charge which I would have paid if the total purchase had been made at a single time. If remittance is not made within 20 days after written request by Rickel Securities, Inc., or my dealer, [ADMINISTRATOR] will redeem an appropriate number of the escrowed shares in order to realize such difference.

         4. I hereby irrevocably constitute and appoint [ADMINISTRATOR] my attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

         5. Shares remaining after the redemption referred to in Paragraph No. 3 will be credited to my account.

         6. The duties of [ADMINISTRATOR] are only such as are herein provided being purely ministerial in nature, and it shall incur no liability whatever except for willful misconduct or gross negligence so long as it has acted in good faith. It shall be under no responsibility other than faithfully to follow the instructions herein. It may consult with legal counsel and shall be fully protected in any action taken in good faith in accordance with advice from such counsel. It shall not be required to defend any legal proceedings which may be instituted against it in respect of the subject matter of this Agreement unless requested to do so and indemnified to its satisfaction against the cost and expense of such defense.

         7. If my total purchases are more than the intended purchases and such total is sufficient to qualify for an additional quantity discount, a retroactive price adjustment shall be made for all purchases made under such Statement to reflect the quantity discount applicable to the aggregate amount of such purchases during the thirteen-month period.

                         EXPEDITED REDEMPTION PRIVILEGE

|_|      If you wish the Expedited Redemption Privilege please check the box to the left and complete the following information.

                  I (we) hereby authorize [ADMINISTRATOR], Millenium Advisers, Inc., Rickel Securities, Inc., and/or Millenium Tax-Free Income Fund, Inc. to act upon instructions received by telephone or telegraph, believed by them to be genuine, and to redeem shares in my (our) account in the Fund and to wire the proceeds of such redemption to the predesignated bank listed below. I (we) hereby agree that neither [ADMINISTRATOR], nor Millenium Advisers, Inc., Rickel Securities, Inc., and/or Millenium Tax-Free Income Fund, Inc nor any of their officers or employees, will be liable for any loss, liability, cost or expense for acting upon such instructions.

---------------------------------           --------------------------------
      Signature of Shareholder                 Signature of Co-Shareholder

---------------------------------           --------------------------------
      Name of Commercial Bank                   (Title of Account at Bank)

---------------------------------           --------------------------------
              (Street)                        (Account Number at Bank)

---------------------------------           --------------------------------
(City)     (State)          (Zip)             (ABA/Transit Routing Number)

                               ACCOUNT APPLICATION

Mail to : Millenium Tax-Free Income Fund, Inc. c/o Rickel Securities, Inc., 45 Essex Street, Millburn, New Jersey 07041

Use this application for all accounts. For assistance call 973-379-0300.

1. ACCOUNT REGISTRATION      [ ]    Individual Account
   Please check only one box [ ]    Joint Tenant
                             [ ]    Tenants in Common
                             [ ]    Uniform Transfers to Minors Act (UM) or
                                    Uniform Gifts to Minors Act (UGMA) - use
                                    the name of the adult custodian on the
                                    shareholder line and the name of the
                                    child on the co-shareholder line.
                                    Use the child's  Social Security Number.
                             [ ]    Trust Account - please indicate the
                                    name(s) of the trustee(s) authorized to
                                    act on behalf of the trust on the
                                    shareholder line and the name of  the trust
                                    and date of the trust on the co-shareholder
                                    line.
                             [ ]    Retirement Plan - please indicate the
                                    name(s) of the  trustee(s) on the
                                    shareholder line and  the name of the
                                    retirement plan on the co-shareholder
                                    line.
                             [ ]    I am a Dealer Firm registered representative
                                    or employee entitled to NAV purchases of
                                    Class A Shares.
                             [ ]    Other form of ownership (please specify
                                    -------------------------------------------)
PLEASE PRINT CLEARLY.        Name of shareholder _______________________________
                             Social Security number or taxpayer
                             ID number (required by law) _______________________
                             Name of co-shareholder (if any) ___________________
                             Address ___________________________________________
                             City _______________ State __________ Zip _________
                             Telephone Number __________________________________
                             Citizenship _______________________________________

2.  FUND SELECTION
See fund description below

                             [ ] Check enclosed for $___________ (Minimum $5,000 payable to "Millenium Tax-Free Income Fund, Inc.").

                             [ ] My investment dealer, named below, ordered my initial purchase of shares, under wire order # ______________.

Please consider the following account options on the reverse side:

*  Dividend and Capital Gain Instructions   *  Rights of Accumulation
*  Statement of Intention                   *  Telephone Privileges
*  Automatic Investment Plan                *  Electronic Wire Privileges

*  Payments to Others
*  Automatic Withdrawals

3.  DEALER INFORMATION

When opening your account    ______________________________________________________
through a dealer, have them  Dealer name (as it appears on Selling Group Agreement)
complete this section.       ______________________________________________________

                             Address of home office

                             ------------------------------------------------------
                             City                State                     Zip

                             ------------------------------------------------------
                             Authorized signature of dealer

                             ------------------------------------------------------
                             Address of office servicing account

                             ------------------------------------------------------
                             City                State                     Zip

                             ------------------------------------------------------
                             Registered representative's name and no. appearing on
                             firm's registration

                             ------------------------------------------------------
                             Registered representative's telephone number

4.  YOUR SIGNATURE

All registered shareholders must sign.

I am of legal age and have read the current prospectus and this application. I agree to the terms thereof including any amendments thereto. I hold harmless and indemnity Millenium Tax-Free Income Fund, Inc., Rickel Securities, Inc. and each of their respective partners, affiliates, directors, officers, employees and agents from any losses, expenses, costs or liability (including attorney fees) which I many incur in connection with my instructions in this application and any other instructions given in writing, by telephone or electronically and reasonably believed to be genuine. UNDER THE PENALTY OF PERJURY, I CERTIFY THAT
(1) THE SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER SHOWN ON THIS

FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER, AND (2) I AM NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE (IRS) THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST AND DIVIDENDS, OR THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING. If I am affiliated with, or work for, a NASD member firm, I will attach information concerning my employment.

  -----------------------------------------------------------
  Signature of shareholder                         Date

  -----------------------------------------------------------
  Signature of co-shareholder (if any)             Date

            For more information and prospectus(es) call 973-379-0300

                                 ACCOUNT OPTIONS

5.    DIVIDEND AND CAPITAL                                    ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS WILL BE
GAIN INSTRUCTIONS                                             REINVESTED INTO THE FUND UNLESS OTHERWISE
                                                              INDICATED HERE:

                                                              DIVIDENDS:

                                                     [    ]   Pay in cash.  (May not select if using Automatic
                                                              Withdrawal Plan.)

                                                              CAPITAL GAIN DISTRIBUTIONS:

                                                     [    ]   Pay in cash.

6.    STATEMENT OF
INTENTION                                            I understand that through accumulated investments I
                                                     can reduce my sales charges of the Class A Shares. I
                                                     intend to invest over a 13-month period beginning
                                                     (date) ___________________ in shares of the Fund for
                                                     an aggregate amount of at least:

                                                     [    ]   $100,000 [    ]   $250,000    [    ]   $500,000
                                                     [    ]   $750,000 [    ]   $1,000,000


7.    RIGHTS OF                                      [    ]   I own Class A shares in more than one account, which
 ACCUMULATION                                                 may entitle me to a reduced sales charge.
                                                              Please link my account numbers to qualify
                                                              (Attach an additional sheet if necessary):

                                                              --------------    -------------    ------------


8.    TELEPHONE                                               AUTOMATICALLY APPLIES UNLESS BOX IS CHECKED.  I
      PRIVILEGE                                               elect the telephone privileges as described
                                                              in the prospectus. (Calls msy  be recorded or
                                                              monitored for verification and quality assurance
                                                              purposes.)

                                                     [    ]   No, I do not want telephone privileges.

                                       36

9.   ELECTRONIC WIRE                                 [    ]   I authorize the Fund to wire redemption proceeds when
     PRIVILEGE                                                requested by either Automated Clearing House (ACH) or
     Please attach a Voided                                   by Wire (a fee is charged) as specified by my redemption
     Check or Encoded Deposit Slip                            instructions.
                                                              --------------------------------------------------------
                                                              Name and Address of Depository Institution
                                                              --------------------------------------------------------
                                                              Account Number with Depository Institution

                                                              Type of account:  [    ]    Checking        [    ]    Savings

10.    AUTOMATIC WITHDRAWAL                          [    ]   I want to withdraw from  the Fund
       PLAN                                                   account number (if known) ___________________
       This plan requires a $10,000                  [    ]   $__________ (exact dollars-$25 minimum) OR
      minimum balance and the                        [    ]   ___________ % (per year-calculated each withdrawal) OR
      reinvestment of dividends.                     [    ]   ___________ (number of withdrawals until the account is
                                                              closed)
                                                     I want to receive checks:  [    ]  Monthly       [    ]   Quarterly
                                                                                [    ]  Annually

11.  PAYMENT TO OTHERS                               Make checks payable and send to:
Complete if dividend or
withdrawal checks are to                             Name ________________________________________________
be payable to someone
other than the registered                            Address ______________________________________________
shareholder(s).
                                                     City ____________________State______________Zip ________

12.  AUTOMATIC INVESTMENT PLAN
Important: Attach an
unsigned voided check.

The account balance must                             Please transfer $_____________ ($25 minimum) from my bank
meet the minimum                                     account and invest into the Fund
investment requirements                              account number (if known) _______________________________
as detailed in the                                   on the ___________ day of each month.
prospectus within 12
months of initial                                    Name of your bank _______________________________________
investment.                                          ABA number ______________________________________________
                                                     Print your name(s)
                                                     _________________________________________________________
                                                     Bank Account Number
                                                     _________________________________________________________
                                                     Street address of your bank
                                                     _______________________________
                                                     City __________________ State ______________ Zip_________

                       STATEMENT OF ADDITIONAL INFORMATION

                               _____________, 1998

                      MILLENIUM TAX-FREE INCOME FUND, INC.

                                45 Essex Street,
                           Millburn, New Jersey 07041
                                  973-379-0300

                                TABLE OF CONTENTS

TOPIC                                                                      PAGE
General Information and History.......................................
Fundamental Investment Restrictions............................................
Municipal Obligations..........................................................
Temporary Investments..........................................................
Portfolio Transactions.........................................................
Directors and Officers.........................................................
Directors' Compensation Schedule...............................................
Investment Advisory Services...................................................
Custodian......................................................................
Auditors.......................................................................
Determining the Price of Shares................................................
Reduction of Class A Sales Charge..............................................
Distribution of Fund Shares....................................................
Performance Data...............................................................
Non-Standard Distribution Rates................................................

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE CLASS A, CLASS B, AND CLASS C PROSPECTUS DATED_________ , 1998. THE PROSPECTUS MAY BE OBTAINED FROM THE FUND.

                         GENERAL INFORMATION AND HISTORY

                  The Fund has been recently organized for the purposes set forth in the Prospectus. It has had no prior history of operations.

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

                  The investment restrictions set forth below and the Fund's investment objective set forth in the Prospectus may not be changed without the approval of the holders of more than 50% of the eligible votes. All percentage limitations set forth in these restrictions apply as of the time of an investment without regard to later increases or decreases in the value of securities or total or net assets.

         1. The Fund may not invest in securities other than municipal obligations and temporary investments, and may not make loans to others except through such investments.

         2. The Fund may not purchase or sell real estate (but this will not prevent the Fund from investing in municipal obligations secured by real estate or interests therein) or commodities or commodity contracts.

         3. The Fund may not purchase more than 50% of the outstanding debt obligations of any one issuer. For this purpose, all debt obligations of an issuer are treated as a single class of securities. This restriction does not apply to debt obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities").

         4. The Fund may not make an investment that would cause more than 5% of the value of its total assets to be invested in the securities (other than U.S. Government Securities) of any one issuer. For this purpose, each state or local governmental entity shall be deemed a separate "issuer," except that where the entity issuing a municipal obligation differs from the entity whose revenues are the primary source of the payment of the obligation, the entity whose revenues are the primary source of payment shall be deemed the sole issuer with regard to that obligation.

         5. The Fund may not make an investment that would cause 25% or more of the value of its total assets to be invested in municipal obligations the issuers of which are located in the same state. For this purpose, the location of an issuer shall be deemed to be the location of the governmental entity issuing the obligation, regardless of the location of the entity whose revenues are the primary source of payment or the location of the project or facility which may be the subject of the obligation.

         6.       The Fund may not write or purchase put or call options.

         7. The Fund may not make an investment that would cause 25% or more of the value of its total assets to be invested in revenue bonds or notes the payment for which comes from revenues from any one type of activity. For this purpose, the term "type of activity" shall include, for example, the following:
(a) sewage treatment and disposal; (b) gas provision; (c) electric power provision; (d) water provision; (e) mass transportation systems; (f) housing;
(g) hospitals; (h) street development and repair; (i) toll roads; (j) airport facilities; and (k) educational facilities. This restriction does not apply to general obligation bonds or notes or to pollution control revenue bonds.

         8. The Fund may not purchase securities of other registered investment companies (as defined in the Investment Company Act of 1940), except (i) shares of open-end investment companies investing primarily in municipal obligations with remaining maturities of 13 months or less, provided that such purchase does not cause the Fund to (a) have more than 5% of its total assets invested in any one such company, (b) have more than 10% of its total assets invested in the aggregate of such companies or (c) own more than 3% of the total outstanding voting stock of any such company; or (ii) as part of a merger, consolidation, reorganization or acquisition of assets.

         9. The Fund may not sell securities short or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

         10. The Fund may not, except for temporary defensive purposes, make an investment in other than municipal obligations if such investment would cause more than 20% of the value of the Fund's total assets to be invested in securities other than municipal obligations.

         11. The Fund may not issue senior securities, or borrow money except from banks as a temporary measure for extraordinary or emergency purposes in amounts not exceeding 10% of the value of the Fund's total assets (excluding the amount borrowed) at the time of such borrowing. The Fund may not pledge or hypothecate any of its assets except in connection with permitted borrowing in amounts not exceeding 15% of the value of its total assets (excluding the amount borrowed) at the time of such borrowing.

         12. The Fund may not buy or continue to hold securities if the directors and officers of the Fund or the Adviser own too many of the same securities. This would happen if any of these individuals own 1/2 of 1% or more of the securities and the people who own that much or more own 5% of such securities.

         13. The Fund does not engage in the underwriting of securities; however, if the Fund sells "restricted" securities it may technically be considered an "underwriter."

                  NON-FUNDAMENTAL POLICIES. In addition to the foregoing restrictions, the Fund may from time to time voluntarily undertake certain non-fundamental policies which may be changed without shareholder approval.

                              MUNICIPAL OBLIGATIONS

                  Occasionally, an issuing state or local governmental entity may guarantee the payment of a revenue bond obligation, backing payment with its taxing power. Normally, revenue bonds are paid solely from a particular revenue source. The revenue source may be earnings from a public project such as tolls from roads or bridges, airport revenues, earnings of publicly owned utilities or special excises such as special improvement levies. The revenue source may also be a private company which is utilizing a facility constructed through monies obtained through a governmental agency or fund. There are two principal types of revenue bonds for private facilities, industrial development bonds and pollution control bonds. Occasionally, such bonds are also issued by governmental entities to obtain funds for a privately operated general community facility such as a hospital, convention hall or sports stadium.

                  Industrial development bonds are issued by a governmental entity to obtain funds to finance a facility, typically an industrial plant or factory, which is leased to or operated by a private (non-governmental) company. State and local governments have the power in most states to permit the issuance of industrial development bonds to provide financing aid to such companies in order to encourage them to locate facilities within their communities. The Fund may at times invest more than 25% of its assets in industrial development bonds.

                  Pollution control bonds are issued to provide funding for air or water pollution control systems for privately operated industrial or commercial facilities.

                  As described under "Investment Objectives and Policies" in the Prospectus, the Fund may invest in municipal bonds and/or certificates of participation that constitute investments in lease obligations or installment purchase contract obligations (hereafter collectively called "lease obligations") of municipal authorities or entities. As further described in the Prospectus, certain of the lease obligations contain "non-appropriation" clauses. The Fund will seek to minimize the special risks associated with such securities by not investing more than 10% of its assets in lease obligations that contain such clauses.

                  Municipal notes include tax, revenue and bond anticipation obligations or general or revenue obligations of shorter maturities than municipal bonds, generally five years or less, which are issued to obtain funds for various public purposes.

                  There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in security, quality and risk both within and among the classifications described above. Obligations of a special governmental authority may, for instance, constitute a pledge of the full credit and taxing power of the authority, and yet have somewhat less security than a general state or city obligation in view of the limitations on the authority's taxing power compared to the broader taxing power of a state or a city.

                  Due to the increasing needs of state and local governments and their widening view of public purpose, a variety of types of federal tax-exempt financing obligations have been developed over the years and new types of obligations may be expected in the future.

                  The ratings of Moody's Investors Services Inc. ("Moody's") and Standard and Poor's Corporation ("S&P") represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while bonds of the same maturity and coupon with different ratings may have the same yield.

                  From time to time, proposals have been introduced in Congress for the purposes of restricting or eliminating the federal income tax exemption for interest on municipal obligations. Similar proposals may be introduced in the future. If such a proposal were to be enacted, the availability of municipal obligations for investment by the Fund and the value of the Fund's portfolio would be affected. In such event, the Fund would re-evaluate its investment objective and policies in view of such developments.

                              TEMPORARY INVESTMENTS

                  At various times the Fund may hold cash or invest in securities other than municipal obligations. Income from such securities may be taxable as ordinary income. Such temporary investments may be made in any of the following circumstances, provided that such an investment does not cause over 20% of the value of the Fund's total assets to be so invested: (1) when assets are allocated for settlement of purchases; (2) when net cash inflow from sales of the Fund's shares or sales of portfolio securities is of a size which does not allow for prompt investment in attractively priced municipal obligations; or
(3) when highly liquid assets are needed to meet anticipated redemptions, dividends or other cash needs.

                  In addition, during periods of adverse markets when it is deemed advisable and practicable to take a temporary defensive position to protect capital, the Fund may have more than 20% of its assets invested in temporary investments and cash. While reserving this freedom to act for defensive purposes, the Fund intends to limit its holdings of temporary taxable investments and cash to meet the requirements for federal income tax exemption on the dividends which the Fund pays from its municipal obligation or other income exempt from federal income tax.

                  Although on occasion the Fund may purchase temporary investments, it is the Fund's intention to be invested primarily in municipal obligations. Temporary investments will be made only under the conditions specified herein.

                  Temporary investments will be made exclusively in: (1) shares of investment companies primarily investing in short-term instruments the income of which is exempt from federal income tax (subject to certain limitations as to the Fund's investments in other investment companies set forth under "Fundamental Investment Restrictions"); (2) U.S. Government Securities; (3) commercial paper rated within the highest grade by either Moody's or S&P (Prime-1 or A-1, respectively); (4) other short-term debt securities issued or guaranteed by corporations having outstanding debt rated within the two highest grades by Moody's (Aaa or Aa) or S&P (AAA or AA); (5) certificates of deposit of domestic commercial banks subject to regulation by the U.S. Government, or any of its agencies or instrumentalities, with assets of $1 billion or more based on the most recent published reports; or (6) repurchase agreements with domestic banks or securities dealers involving any of the securities which the Fund is permitted to hold. (Such agreements will involve the purchase of securities subject to resale to the seller on a specified date within 7 days of purchase at a specified price based on an agreed interest rate.) Rating requirements apply as of the time of purchase.

                             PORTFOLIO TRANSACTIONS

                  Millenium Advisers, Inc. (the "Adviser") makes investment decisions and arranges for the placement of portfolio transactions for the Fund, subject to review by the Board of Directors and its Committee on Brokerage. In this regard, the Adviser will seek to obtain the most favorable price and execution for the transaction given the size and risk involved. In placing executions and paying any brokerage commissions, the Adviser considers the dealer's financial responsibility and reputation, range and quality of the services made available to the Fund and the professional services rendered, including execution, clearance procedures, wire service quotations and ability to provide supplemental performance, statistical and other research information for consideration, analysis and evaluation by the Adviser's staff. In accordance with this policy, brokerage transactions, if any, are not executed solely on the basis of the lowest commission rate available. Research services provided to the Adviser by or through dealers who effect portfolio transactions for the Fund may be used in servicing other accounts managed by the Adviser and, likewise, services provided by dealers used for transactions of other accounts may be utilized by the Adviser in performing services for the Fund. Subject to the requirements of best execution, the placement of orders by securities firms for shares of the Fund may be taken into account as a factor in the placement of portfolio transactions.

                  The Adviser believes that research from dealers is desirable, although not essential, in carrying out its functions, in that such outside research supplements the efforts of the Adviser by corroborating data and enabling the Adviser to consider the views, information and analyses of other research staffs. Such views, information and analyses include such matters as communicating with persons having special expertise on certain issuers, industries, areas of the economy and/or securities prices, obtaining written materials on these or other areas which might affect the economy and/or securities prices, obtaining quotations on securities prices and obtaining information on the activities of other institutional investors. The Adviser researches, at its own expense, each security included in, or being considered for inclusion in, the Fund's portfolio.

                             DIRECTORS AND OFFICERS

                  The names and addresses of the directors and officers of the Fund are set forth below, together with their principal business affiliations and occupations for the last five years. The asterisk following the names of John C. Sabo and Susan P. Bowen indicates that they are each considered to be an "interested person" of the Fund, as defined in the Investment Company Act.

JOHN C. SABO * (10/29/53), c/o Rickel Securities, Inc., 45 Essex Street, Millburn, New Jersey 07041. Director, President and Chief Executive Officer of the Fund; Chairman, Rickel Securities, Inc. (a registered broker-dealer) and Millenium Advisers, Inc. (a registered investment adviser); formerly, President (1995-1997) and Executive Vice President of Rickel & Associates, Inc. (a registered broker-dealer).

MARK BLAUSTEIN (5/5/33), c/o Rickel Securities, Inc., 45 Essex Street, Millburn, New Jersey 07041. Director of the Fund. Retired; formerly, President (until
1993) of the Essex County Personnel and Guidance Association.

PAUL A. HARPER, JR. (12/22/41), c/o Rickel Securities, Inc., 45 Essex Street, Millburn, New Jersey 07041. Director of the Fund. Principal, Deep South Capital, L.L.C. (provider of investment advisory services to various commercial institutional borrowers); Owner, Pinkert Insurance Agency, commercial insurance brokerage.

SUSAN P. BOWEN* (12/31/62), c/o Rickel Securities, Inc., 45 Essex Street, Millburn, New Jersey 07041. Treasurer, Chief Financial Officer and Secretary of the Fund. Vice President and Senior Analyst, Rickel Securities, Inc. (a registered broker-dealer); formerly, Vice President and Senior Analyst of Rickel & Associates, Inc. (a registered broker-dealer).

The Company does not pay salaries to any of its officers. The Adviser performs certain services on behalf of the Company and is reimbursed by the Company for the costs of providing these services. See "Investment Advisory Services."

                        DIRECTORS' COMPENSATION SCHEDULE

                  The Fund anticipates paying its directors who are not considered to be interested persons of the Fund compensation in an amount equal to $5,000 per year.

                          INVESTMENT ADVISORY SERVICES

                  Millenium Advisers, Inc. (the "Adviser") serves as investment adviser for the Fund pursuant to an Advisory Agreement adopted in accordance with the requirements of the Investment Company Act of 1940. Pursuant to the Advisory Agreement, the Adviser, subject to the general supervision of the Fund's Board of Directors, manages the day to day investment operations of the Fund, provides management advice, and furnishes statistical, executive and clerical personnel, bookkeeping, office space, and equipment necessary to carry out its management functions and such corporate managerial duties as are requested by the Board of Directors of the Fund. The Fund bears all expenses other than those specifically assumed by the Adviser under the Agreement, including preparation of its tax returns, financial reports to regulatory authorities, dividend determinations and transaction and accounting matters related to its custodian bank, transfer agency, custodial and shareholder services, and qualification of its shares under federal and state laws.

                  The Adviser is a wholly-owned subsidiary of the Distributor, Rickel Securities, Inc. The Chairman, Chief Executive Officer and majority stockholder of the Distributor is John C. Sabo, who also serves as the President, Chief Executive Officer and director of each of the Adviser and the Fund. The Distributor is a registered broker-dealer specializing in municipal securities. It was formed in August, 1997 by certain former principals of Rickel & Associates, Inc., another broker-dealer which specializes in municipal securities.

                  For the Adviser's services, the Fund pays the Adviser a monthly fee at the annual rate as follows: 0.65% on average net assets up to $250 million, 0.60% on the next $250 million of average net assets and 0.55% on average net assets over $500 million.

                  The Advisory Agreement also makes provisions for portfolio transactions and brokerage policies of the Fund which are discussed above under "Portfolio Transactions."

                  In accordance with the provisions of the Investment Company Act, the Advisory Agreement will terminate automatically upon assignment and is subject to cancellation upon 60 days' written notice by the Fund's Board of Directors, the vote of the holders of a majority of the Fund's outstanding shares or the Adviser. The continuance of each Agreement must be approved at least annually by the Fund's Board of Directors or by the vote of holders of a majority of the outstanding shares of the Fund. In addition, any new agreement or the continuation of the existing agreement must be approved by a majority of directors who are not parties to the agreement or interested persons of any such party.

                  The Advisory Agreement provides that the Adviser, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties, will not be liable for any act or omission in the cause of, or connected with rendering service under the Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

                  The Adviser has adopted a Code of Ethics which regulates the personal securities transactions of their investment personnel and other employees and affiliates with access to information regarding securities transactions of the Fund. Such Code of Ethics requires investment personnel to disclose personal securities holdings upon commencement of employment and all subsequent trading activity to the firm's Compliance Officer. Investment personnel are prohibited from engaging in any securities transactions, including the purchase of securities in a private offering, without the prior consent of the Compliance Officer. Additionally, such personnel are prohibited from purchasing securities in an initial public offering and are prohibited from trading in any securities (i) for which the Fund has a pending buy or sell order, (ii) which the Fund is considering buying or selling, or (iii) which the Fund purchased or sold within seven calendar days.

                                    CUSTODIAN

                  The Custodian of the Fund's assets is ___________, [ADDRESS]. The Custodian maintains all of the instruments representing the investments of the Fund and all cash. The Custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of officers or resolutions of the Board of Directors.

                                    AUDITORS

                  The Fund's auditors are __________________. The audit will include examination of annual financial statements furnished to shareholders and filed with the Securities and Exchange Commission, consultation on financial accounting and reporting matters, and meeting with the Audit

Committee of the Board of Directors. In addition, the auditors will review federal and state income tax returns and related forms.

                         DETERMINING THE PRICE OF SHARES

                  The Fund will not price its shares or accept orders for purchases or redemptions on days when the New York Stock Exchange is closed. Such days currently include New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                       REDUCTION OF CLASS A SALES CHARGES

                  There are a number of ways to reduce the sales charge imposed on the purchase of the Fund's Class A shares, as described below. These reductions are based upon the fact that there is less sales effort and expense involved in respect to purchases by affiliated persons and purchases made in large quantities.

                  FAMILY OR GROUP PURCHASES. Certain purchases made by or for more than one person may be considered to constitute a single purchase, including (i) purchases for family members, including spouses and children under 21 and (ii) purchases made by an organized group of persons, whether incorporated or not, if the group has a purpose other than buying shares of mutual funds. For further information on group purchase reductions, contact the Distributor or your dealer.

                  STATEMENTS OF INTENTION. Another way to reduce the sales charge is by signing a Statement of Intention. A Statement is included in the Application Form included in the Prospectus. Please read it carefully before completing it.

                  If you enter into a Statement of Intention you (or any "single purchaser") may state that you intend to invest at least $100,000 in the Fund's Class A shares over a 13-month period. The amount you say you intend to invest may include Class A shares which you already own, valued at the offering price, at the end of the period covered by the Statement. A Statement may be backdated up to 90 days to include purchases made during that period, but the total period covered by the Statement may not exceed 13 months.

                  Shares having a value of 5% of the amount you state you intend to invest will be held "in escrow" to make sure that any additional sales charges are paid.

                  No additional sales charge will be payable if you invest the amount you have indicated. Each purchase under a Statement will be made as if you were buying at one time the total amount indicated. For example, if you indicate that you intend to invest $100,000, you will pay a sales charge of 3-1/2% on each purchase.

                  If you buy additional amounts during the period to qualify for an even lower sales charge, you will be charged such lower charge. For example, if you indicate that you intend to invest $100,000 and actually invest $250,000, you will, by retroactive adjustment, pay a sales charge of 2-1/2%.

                  If during the 13-month period you invest less than the amount you have indicated, you will pay an additional sales charge. For example, if you state that you intend to invest $250,000 and actually invest only $100,000, you will, by retroactive adjustment, pay a sales charge of 3-1/2%. The sales charge you actually pay will be the same as if you had purchased the shares in a single purchase.

                  A Statement does not bind you to buy, nor does it bind the Distributor to sell, the shares covered by the Statement.

                  RIGHTS OF ACCUMULATION. Another way to reduce the sales charge is under a right of accumulation. This means that the larger purchase entitled to a lower sales charge need not be in dollars invested at one time. The larger purchases that you (or any "single purchaser") make at any one time can be determined by adding to the amount of a current purchase the value of Fund shares (at offering price) already owned by you.

                  For example, if you owned $100,000 worth (at offering price) of the Fund's Class A shares and invest $5,000 in additional shares, the sales charge on that $5,000 investment would be 3-1/2%, not 4-3/4%.

                  If you claim this right of accumulation, you or your dealer must so notify the Distributor (or [ADMINISTRATOR], if the investment is mailed to [ADMINISTRATOR]) when the purchase is made. Enough information must be given to verify that you are entitled to such right.

                  ISSUANCE OF SHARES AT NET ASSET VALUE. There are many situations where the sales charge will not apply to the purchase of Class A shares, as discussed in the Prospectus. In addition, the Fund occasionally may be provided with an opportunity to purchase substantially all the assets of a public or private investment company or to merge another such company into the Fund. This offers the Fund the opportunity to obtain significant assets. No dealer concession is involved. It is industry practice to effect such transactions at net asset value as it would adversely affect the Fund's ability to do such transactions if the Fund had to impose a sales charge.

                           DISTRIBUTION OF FUND SHARES

                  Rickel Securities, Inc. ("the Distributor") acts as principal underwriter of the Fund's shares on a continuing basis pursuant to a Distributing Agreement. Pursuant to such Distributing Agreement, the Distributor pays for all expenses in connection with the preparation, printing and distribution of advertising and sales literature for use in offering the Fund's shares to the public, including reports to shareholders to the extent they are used as sales literature. The Distributor also pays for prospectuses in excess of those which the Fund must file with the Securities and Exchange Commission and other regulatory authorities or those forwarded to existing shareholders. The continuation and assignment provisions of the Distributing Agreement are the same as those of the Advisory Agreement.

                  In addition, the Fund has adopted distribution plans with respect to each class of its shares pursuant to Rule 12b-1 under the Investment Company Act (the "Distribution Plans"). Payments under the Class A Distribution Plan are limited to an annual rate of 0.25% of the average daily net asset value of the Class A shares. Payments under the Class B and Class C Distribution Plan are limited to an annual rate of 1.00% of the average daily net asset value of such shares.

                  To the extent that any investment advisory fees paid by the Company may be deemed to be indirectly financing any activity which is primarily intended to result in the sale of shares of the Company within the meaning of Rule 12b-1, the payments of such fees are authorized under the Plans.

                  The Distribution Plans continue annually so long as they are approved in the manner provided by Rule 12b-1 or unless earlier terminated by vote of the majority of the Fund's Independent Directors or a majority of the outstanding shares. The Adviser is required to furnish quarterly written reports to the Board of Directors detailing the amounts expended under the Distribution Plans. The Distribution Plans may be amended provided that all such amendments comply with the applicable requirements then in effect under Rule 12b-1. Presently, Rule 12b-1 requires, among other procedures, that it be continued only if a majority of the Independent Directors approve continuation at least annually and that amendments materially increasing the amount to be spent for distribution be approved by the Independent Directors and the shareholders. As long as the Distribution Plans are in effect, the Fund must commit the selection and nomination of candidates for new Independent Directors to the sole discretion of the existing Independent Directors.

                                PERFORMANCE DATA

                  YIELD. Yield is computed in accordance with a standardized method prescribed by the rules of the Securities and Exchange Commission and is calculated separately for each class. Yield is a measure of the net investment income per share (as defined) earned over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period. The Fund's yield figures will be determined by dividing the net investment income per share earned during the a specified 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                          Yield = 2 [(a - b + 1) 6 -1]
                          ----------------------------
                                       cd
                  a = dividends and interest earned during the period.

                  b = expenses accrued for the period.

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                  d = the maximum offering price per share on the last day
                      of the period.

                  TAX EQUIVALENT YIELD. Tax equivalent yield is the yield that a taxable investment must generate in order to equal the Fund's yield for an investor in a stated federal income tax bracket. The Fund's tax equivalent yield will be computed separately for each class in accordance with the standardized method prescribed by the Securities and Exchange Commission, by dividing that portion of such Fund's yield (computed as described above) that is tax exempt by one minus the stated federal income tax rate, and adding the resulting number to that portion, if any, of the Fund's yield that is not tax exempt.

                  TOTAL RETURN. Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio. The Fund's total return figures will be computed separately for each class in accordance with the standardized method prescribed by the Securities and Exchange Commission by determining the average annual compounded rates of return over the periods indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           P(1+T)n = ERV

Where:                     P =    hypothetical initial payment of $1,000
                           T =    average annual total return
                           n =    number of years
                           ERV =  ending redeemable value at the end of the
                                  period of a hypothetical $1,000 payment made at the beginning of such period

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and (ii) deducts (a) the maximum front-end or applicable contingent deferred sales charge from the hypothetical initial $1,000 investment for the one year calculation, and (b) all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

                         NON-STANDARD DISTRIBUTION RATES

                  DISTRIBUTION RATES. Distribution rates are computed by dividing the income dividends for a stated period by the maximum offering price on the last day of such period.

                  ANNUALIZED CURRENT DISTRIBUTION RATES. Annualized current distribution rates are computed by multiplying income dividends for a specified month by twelve and dividing the resulting figure by the maximum offering price on the last day of the specified period.

                  TAX EQUIVALENT DISTRIBUTION RATE. Tax equivalent distribution rate is computed by dividing that portion of the annualized current distribution rate (computed as described above) which is tax-exempt by one minus the stated federal income tax rate (at present, the maximum federal income tax rate of 39.6%), and adding the resulting figure to that portion, if any, of the annualized current distribution rate which is not tax-exempt.

                                    FORM N-1A

                      MILLENIUM TAX-FREE INCOME FUND, INC.

                                     PART C

                                OTHER INFORMATION

                                -----------------

Item 24.          Financial Statements and Exhibits
                  ---------------------------------
                  (a)      Financial Statements: Not Applicable.

                  (b)      Exhibits:

                  (1)      Articles of Incorporation.

                  (2)      Bylaws.

                  (3)      Not applicable.

                  (4)      Not applicable.

                  (5)      Advisory Agreement.

                  (6)      Distributor's Agreement.

                  (7)      Not applicable.

                  (8) Custodian Agreement and Transfer, Dividend Disbursing and Plan Agent Agreement.*

                  (9)      Not applicable.

                  (10)     Opinion and Consent of Counsel (McCarter & English).

                  (11)     Not applicable.

                  (12)     Not applicable.

                  (13) Subscription Agreement between Rickel Securities, Inc. as initial shareholder and the Fund.

                  (14)     Not applicable.

                  (15)(a)Distribution Plan for Class A shares.

                  (15)(b)Distribution Plan for Class B shares.

                  (15)(c) Distribution Plan for Class C Shares.

                  (16)     Not Applicable.

                  (17)    Powers of Attorney.

                  (18)      Plan pursuant to Rule 18f-3.

* To be filed by Amendment.

Item 25.          Persons Controlled by or Under Common Control With Registrant
                  -------------------------------------------------------------
                  John C. Sabo is the majority stockholder of Rickel Securities, Inc., a New Jersey corporation, owning 75% of the issued and outstanding shares of capital stock of that corporation.

                  Rickel Securities, Inc. owns 100% of the issued and outstanding shares of capital stock of the following corporations:

         -    Millenium Advisers, Inc., a New Jersey corporation.
         -    American Corporate Receipts, Inc., a New Jersey corporation.
         -    Millenium Tax-Free Income Fund, Inc., a Maryland corporation*.

* Rickel Securities, Inc. has provided the $100,000 initial capital of the Fund required by the Investment Company Act of 1940. See Exhibit 13.

Item 26.          Number of Holders of Securities.
                  --------------------------------
                  Not applicable.

Item 27. Indemnification.
         ----------------

                  The indemnification provisions of the Maryland General Corporation Law (the "Law") permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law also permits corporations to indemnify directors and officers for amounts paid in settlement of stockholders' derivative suits.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers & controlling person of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.          Business and Other Connections of Investment Adviser
                  ----------------------------------------------------
                  The Investment Adviser of the Registrant, Millenium Advisers, Inc., also may be engaged as an investment adviser for accounts other than mutual funds, although this is not presently business of a substantial nature.

                  John C. Sabo is the President and Chief Executive Officer of Millenium Advisers, Inc. He also serves as the President and Chief Executive Officer of the Fund and as Chairman and Chief Executive Officer of the Distributor, Rickel Securities, Inc.

                  Susan P. Bowen is the Chief Financial Officer, Vice President and Senior Analyst of Millenium Advisers, Inc. She also serves as the Vice President and Senior Analyst of the Distributor, Rickel Securities, Inc.

Item 29.          Principal Underwriters
                  ----------------------
                  (a) Rickel Securities, Inc., located at 45 Essex Street, Millburn, New Jersey 07041, the principal underwriter for the Registrant, does not currently act as principal underwriter for any other investment company.

                  (b) Management of the Principal Underwriter.


--------------------------------------- -------------------------------------- --------------------------------------
                 (1)                                     (2)                                    (3)
     Name and Principal Business
             Address*                       Positions and Offices with              Positions and Offices with
                                                  Underwriter                               Registrant
--------------------------------------- -------------------------------------- --------------------------------------
John C. Sabo                            Chairman and  Chief Executive           Chief Executive Officer
                                        Officer                                 and President
--------------------------------------- -------------------------------------- --------------------------------------
Susan P. Bowen                          Vice President and Senior Analyst      Chief Financial Officer, Treasurer
                                                                               and Secretary
--------------------------------------- -------------------------------------- --------------------------------------
Arnold I. Cohen                         President                              None
--------------------------------------- -------------------------------------- --------------------------------------
Steven Nadler                           Executive Vice President               None
--------------------------------------- -------------------------------------- --------------------------------------
David Netkin                            Executive Vice President               None
--------------------------------------- -------------------------------------- --------------------------------------
Michael Belsky                          Senior Vice President                  None
--------------------------------------- -------------------------------------- --------------------------------------
Paul Petrello                           Senior Vice President                  None
--------------------------------------- -------------------------------------- --------------------------------------
Coleman Carven                          Senior Vice President                  None
--------------------------------------- -------------------------------------- --------------------------------------
James Friar                             Senior Vice President                  None
--------------------------------------- -------------------------------------- --------------------------------------
Maxwell Smith                           Senior Vice President                  None
--------------------------------------- -------------------------------------- --------------------------------------
Anthony Branca                          Compliance Officer                     None
--------------------------------------- -------------------------------------- --------------------------------------

* Unless otherwise noted, the principal business address of each person is c/o Rickel Securities, Inc., 45 Essex Street, Millburn, New Jersey 07041.

                  (c)      Not applicable.

Item 30.          Location of Accounts and Records
                  --------------------------------
                  Pending the selection of an Administrator of the Fund, accounts and records are presently maintained at the offices of Rickel Securities, Inc., 45 Essex Street, Millburn, New Jersey 07041.

Item 31.          Management Services
                  -------------------
                  Not applicable

Item 32.          Undertakings
                  ------------
                  Registrant hereby undertakes to file a post-effective amendment within four to six months of the effective date of this Registration Statement containing financial statements of the Registrant as of and for a time period reasonably close or as soon as practicable to the date of such amendment.

                      MILLENIUM TAX-FREE INCOME FUND, INC.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Millburn and State of New Jersey on the 12th day of January, 1998.

                                            MILLENIUM TAX-FREE INCOME FUND, INC.

                                           By: /s/ John C. Sabo
                                               ----------------
                                              John C. Sabo
                                              President and
                                              Chief Executive Officer

                  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                          Title                    Date
         ---------                          -----                    ----
                                    Chief Executive Officer,    January 12, 1998
/s/ John C. Sabo                    President & Interested
----------------------              Director
John C. Sabo

                                    Principal Financial         January 12, 1998
/s/ Susan P. Bowen                  and Accounting Officer
-----------------------
Susan P. Bowen

/s/ Mark Blaustein                  Independent Director        January 12, 1998
-----------------------
Mark Blaustein

/s/ Paul A. Harper, Jr.             Independent Director        January 12, 1998
-----------------------
Paul A. Harper, Jr.